UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22329

Nuveen Mortgage Opportunity Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JLS

Nuveen Mortgage Opportunity Term Fund
Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 130.9% (95.8% of Total Investments)

	MORTGAGE-BACKED SECURITIES – 130.9% (95.8% of Total Investments)

	Residential – 130.9%

$3,610	Ares Collateralized Loan Obligation, Series 2012-2A	3.021%	10/12/23	A	$3,574,268
6,500	Argent Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2	0.687%	10/25/35	B1	5,295,433
8,837	Asset Backed Funding Corporation, Asset-Backed Certificates, Series 2006-OPT1	0.437%	9/25/36	CCC	6,199,873
1,680	Babson CLO Limited, Series 2012-2A	3.921%	5/15/23	BBB	1,670,043
2,473	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	2,031,897
4,327	Banc of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2006-G	0.484%	7/20/36	Ba3	4,029,689
3,125	Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-200P	3.596%	4/14/33	BB–	2,774,497
2,530	Banc of America Mortgage Securities Inc., Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa3	2,297,731
2,020	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-1	5.650%	9/10/45	B+	2,025,206
765	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.740%	5/20/36	Caa2	721,316
6,679	Bank of America Funding Trust, 2007-A 2A1	0.354%	2/20/47	CCC	5,412,602
7,590	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2006-AA2	0.367%	1/25/37	Caa3	6,071,401
5,942	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1	0.377%	3/25/37	Caa3	5,110,830
2,767	Bear Stearns Adjustable Rate Mortgage Trust 2005-3	2.762%	6/25/35	Caa2	2,562,374
918	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate, Series 2006-2	2.807%	7/25/36	D	771,890
4,126	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate, Series 2006-4	2.626%	10/25/36	D	3,499,818
5,755	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate, Series 2007-4	4.809%	6/25/47	D	5,126,164
1,448	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2005-12	2.499%	2/25/36	Caa3	1,207,860
5,709	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2005-12	2.717%	2/25/36	Caa3	5,080,781
3,067	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	2.731%	2/25/47	D	2,641,224
5,289	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	2.617%	8/25/46	Ca	3,954,913
2,175	Bear Stearns Commercial Mortgage Securities Trust, Pass-Through Certificates, Series 2007-WR16	5.705%	6/11/40	B1	2,206,644
6,490	Carrington Mortgage Loan Trust, Asset-Backed Pass-Through Certificates, Series 2005-NC5	0.677%	10/25/35	BB–	5,673,221
6,472	Carrington Securities LP, Mortgage Loan Trust Asset-Backed Pass-Through Certificates, Series 2007-HE1	0.347%	6/25/37	Caa1	5,870,729
2,090	CDGJ Commercial Mortgage Trust, Mortgage Pass-Through Certificates, Series 2014-BXCH	4.446%	12/15/27	BB–	2,072,634
5,524	Chaseflex Trust, Series 2007-2	0.477%	5/25/37	CCC	4,936,547
730	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC29	3.110%	4/10/48	BBB–	540,730
1,722	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	2.786%	8/25/35	Caa2	1,590,124
1,264	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2006-AR2	2.678%	3/25/36	Caa3	1,157,504
7,583	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.417%	1/25/37	CCC	5,385,162
1,484	Citgroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR4	4.267%	3/25/37	D	1,171,264
2,059	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	2.699%	11/25/36	D	1,706,248
3,130	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	2.776%	11/25/36	D	2,663,542
1,426	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	2.797%	7/25/37	Caa3	1,333,792

Nuveen Investments	1

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$3,820	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, 144A	4.574%	10/15/45	BBB	$3,687,137
1,130	Core Industrial Trust, Series 2015-CALW	3.979%	2/10/34	B	1,050,485
2,195	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-63	4.512%	11/25/35	Ca	1,768,224
591	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	469,107
4,826	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-19	6.000%	8/25/37	D	4,011,538
1,927	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-3T1	6.000%	4/25/37	Ca	1,509,722
5,613	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates, Series 2007-HY7C A1	0.337%	8/25/37	Ca	4,782,552
2,008	Countrywide Asset Backed Certificates Trust 2005-IM1	0.597%	11/25/35	A+	1,919,533
1,253	Countrywide CHL Mortgage Pass-Through Trust, Series 2005-HY10	2.922%	2/20/36	Caa3	1,061,972
2,232	Countrywide CHL Mortgage Pass-Through Trust, Series 2006-HYB1	2.451%	3/20/36	Ca	2,016,803
4,474	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	3.464%	11/20/35	Caa3	3,987,663
744	Countrywide Home Loans Mortgage Pass-Through Trust Certificates, Series 2007-HY5	4.730%	9/25/37	D	681,247
5,460	Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-HY1 1A1	2.626%	4/25/37	D	5,104,186
4,086	Credit Suisse Adjustable Rate Mortgage Trust 2005-9	0.467%	11/25/35	BBB+	3,721,100
5,096	Credit Suisse Adjustable Rate Mortgage Trust 2006-3, Pass-Through Certificates	0.317%	8/25/36	CCC	3,152,235
840	Credit Suisse Adjustable Rate Mortgage Trust 2007-2	0.407%	6/25/37	Caa3	660,135
3,201	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2005-12	2.790%	3/25/36	Caa3	2,471,431
1,068	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	2.943%	5/25/36	D	993,009
2,100	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1	3.801%	4/15/50	BBB–	1,802,831
4,700	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C3	3.362%	8/15/48	BBB–	3,703,788
2,790	Fannie Mae, Connecticut Avenue Securities, Series 2013-C01	5.447%	10/25/23	Aaa	2,944,867
950	Fannie Mae, Connecticut Avenue Securities Series 2014-C01	4.597%	1/25/24	Aaa	958,965
1,045	Fannie Mae, Connecticut Avenue Securities, Series 2014-C02	2.797%	5/25/24	Aaa	921,384
1,535	Fannie Mae, Connecticut Avenue Securities, Series 2014-C02	2.797%	5/25/24	Aaa	1,378,863
5,815	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	3.197%	7/25/24	Aaa	5,259,912
4,000	Fannie Mae, Connecticut Avenue Securities, Series 2014-C04	5.097%	11/25/24	Aaa	4,012,504
6,125	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01	4.747%	2/25/25	Aaa	6,083,785
5,290	Fannie Mae, Connecticut Avenue Securities, Series 2015-C02	4.197%	5/25/25	Aaa	5,037,868
3,640	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03	5.197%	7/25/25	Aaa	3,635,596
2,945	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-FA3	6.000%	7/25/36	Ca	2,434,568
2,666	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-FA3	6.000%	7/25/36	Ca	2,203,863
2,269	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2005-A7	2.248%	9/25/35	Caa2	2,020,882
1,530	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2005-FA10	0.997%	1/25/36	Caa2	1,073,700
3,622	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-AA2	2.317%	5/25/36	Ca	2,910,311
5,777	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-FA8	0.697%	2/25/37	Caa3	3,197,364
199	First Horizon Mortgage, Pass-Through Certificates, Series 2007-AR1	2.702%	5/25/37	D	158,013
1,895	First Horizon Mortgage, Pass-Through Certificate, Series 2007-AR2	2.714%	8/25/37	D	1,552,472
7,310	Freddie Mac Collateralized Mortgage REMIC, Series 4338, (I/O)	2.490%	6/25/42	Aaa	1,253,797
1,630	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.807%	1/25/43	Aaa	218,436
17,405	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.751%	11/25/40	Aaa	1,824,322
11,406	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.661%	7/25/41	Aaa	1,203,424
16,460	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.726%	9/25/41	Aaa	1,846,041
6,950	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K036, (I/O)	2.111%	12/25/41	Aaa	978,414
9,800	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, (I/O)	2.206%	1/25/24	Aaa	1,458,563
5,400	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701, (I/O)	2.108%	7/25/48	Aaa	222,718
11,060	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K715, (I/O)	2.017%	2/25/41	Aaa	1,075,618
6,257	Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF01, (I/O)	1.969%	7/25/40	Aaa	712,973

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$13,444	Freddie Mac Multifamily Structures Pass-Through Certificates, Series 2011-K012, (I/O)	2.251%	1/25/41	Aaa	$1,451,293

775	Freddie Mac Multifamily Trust, Structured Pass-Through Certificates, Series 2014-K37	4.558%	1/25/47	A–	816,827
15,800	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.619%	8/25/40	Aaa	885,195
3,850	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-C1	5.606%	12/10/49	Ba3	3,992,912
4,377	GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AR5	3.120%	9/19/35	CCC	3,976,174
3,613	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	D	3,183,457
3,270	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.045%	4/19/36	Caa3	2,925,313
2,071	Goldman Sachs GSAA Home Equity Trust, Series 2006-4 4A2	0.427%	3/25/36	Caa3	1,928,839
5,734	Goldman Sachs GSAA Home Equity Trust, Series 2007-8	0.647%	8/25/37	CCC	5,202,835
395	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-AR1	2.711%	3/25/47	D	340,226
7,303	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4	2.661%	1/25/36	D	6,661,912
1,698	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	185,087
2,550	Gramercy Park CLO Limited, Series 2012-1AR	3.265%	7/17/23	A	2,538,301
2,032	GSAA Home Equity Trust Series 2007-5	0.297%	3/25/47	CCC	1,097,225
2,712	GSAA Home Equity Trust Series 2007-5	5.788%	3/25/47	Caa3	1,791,440
3,492	GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR2	2.535%	4/25/36	D	2,949,454
3,559	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	2.759%	5/25/37	D	2,920,072
4,849	HarborView Mortgage Loan Trust 2006-12	0.437%	12/19/36	Ca	3,309,651
4,075	Hilton USA Trust, Commercial Mortgage Pass-Through Certificates, Series 2013-HLT, 144A	4.602%	11/05/30	BB	4,114,479
6,425	HomeBanc Mortgage Trust, Mortgage Backed Notes 2005-5	0.457%	1/25/36	Caa1	5,560,702
4,575	HomeBanc Mortgage Trust, Mortgage Backed Notes 2006-2	0.377%	12/25/36	CCC	4,021,541
3,571	HSI Asset Securitization Corporation, Mortgage Pass-Through Certificates, Series 2006-HE1	0.307%	10/25/36	CCC	1,969,163
2,000	Impac Secured Assets Corporation 2004-3	1.097%	11/25/34	Baa1	1,743,936
4,390	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11	2.606%	8/25/35	Caa3	3,671,183
603	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	2.514%	11/25/35	Caa3	514,381
1,765	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.407%	7/25/36	Caa3	1,451,497
2,782	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.317%	7/25/36	Caa3	2,267,799
1,534	IndyMac INDX Mortgage Loan Trust, Series 2006-AR35	0.367%	1/25/37	Caa3	1,245,427
2,740	IndyMac INDX Mortgage Loan Trust, Series 2006-AR39	0.377%	2/25/37	Caa3	2,236,623
2,333	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	5.064%	7/25/37	Caa2	2,058,258
3,776	IndyMac INDX Mortgage Loan Trust, Series 2007-AR5	2.770%	5/25/37	Ca	2,869,621
6,613	IndyMac INDX Mortgage Loan Trust, Series 2007-AR7	2.295%	6/25/37	Ca	5,234,835
1,491	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	2.689%	6/25/36	Caa2	1,287,634
3,222	JP Morgan Alternative Loan Trust, Mortgage Pass-Through Certificates 2006-S4	5.960%	12/25/36	Ca	2,693,449
4,170	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	5.480%	5/15/45	Baa1	4,282,548
1,013	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	900,880
4,535	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A8	0.577%	1/25/37	Caa3	2,863,207
5,000	JP Morgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates, Series 2006-LDP9	5.337%	5/15/47	Ba1	4,997,275
2,300	JP Morgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CB17 AM	5.464%	12/12/43	Ba1	2,338,458
4,200	JP Morgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5	0.457%	5/25/37	B3	3,334,855
3,613	JP Morgan Mortgage Acquisition Trust, Series 2006-A6	2.700%	10/25/36	Caa2	3,160,242
585	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-A4	2.850%	6/25/37	D	530,363
2,500	LB UBS Commercial Mortgage Trust, Series 2006-C4	5.838%	6/15/38	Ba2	2,554,545
3,568	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2014-2	2.193%	12/01/21	N/R	3,550,606

3,942	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-2	2.193%	1/01/20	N/R	3,915,611
7,252	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-3	2.193%	3/01/20	N/R	7,197,985

Nuveen Investments	3

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)
$1,460	Magnetite CLO Limited, Series 2012-6A	3.937%	9/15/23	BBB	$1,448,463

1,215	Marine Park CLO Limited, Series 2012-1A	3.834%	10/12/23	BBB	1,207,488
3,586	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset-Backed Notes, Series 2007-2	2.730%	8/25/36	Caa2	3,307,710
5,876	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset-Backed Notes, Series 2007-3	2.914%	6/25/37	D	4,948,114
3,900	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	5.877%	8/12/49	BB	3,968,979
7,636	Morgan Stanley Capital I Inc., Mortgage Pass-Through Certificates, Series 2006-HE1	0.487%	1/25/36	CCC	6,871,139
4,130	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-HQ8	5.689%	3/12/44	BB	4,119,609
2,045	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, 2006-TOP21	5.499%	10/12/52	Baa1	2,053,859
1,525	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, 2006-TOP21	5.499%	10/12/52	Baa2	1,515,112
4,000	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14	5.682%	4/15/49	Ba2	4,153,964
3,850	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.574%	11/12/49	B1	3,920,151
2,025	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-T29	6.268%	1/11/43	BB	2,090,472
2,865	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	2.800%	3/25/36	Caa3	2,326,610
4,930	Mortgage IT Trust, Mortgage-Backed Notes, Series 2005-5	0.457%	12/25/35	BB+	4,467,759
6,009	Mortgage-IT Trust 2005-4	0.477%	10/25/35	BB+	5,480,895
1,215	Nationstar HECM Loan Trust, Series 2015-1A	7.021%	5/25/18	N/R	1,224,878
2,574	Opteum Mortgage Acceptance Corporation, Asset-Backed Pass-Through Certificates, Series 2006-1	0.497%	4/25/36	CCC	2,261,782
619	Popular Asset Backed Securities Mortgage Pass-Through Trust 2005-2 M1	5.417%	4/25/35	B1	609,435
4,377	Renaissance Home Equity Loan Trust 2005-3	4.934%	8/25/35	Ba3	4,395,946
4,723	Renaissance Home Equity Loan Trust Asset-Backed Certificates, Series 2007-3	6.998%	9/25/37	C	3,042,560
3,720	Residential Accredit Loans Inc., Hybrid Adjustable Rate Mortgages, 2006-QA6	0.387%	7/25/36	Caa3	2,974,985
6,157	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	3.663%	9/25/35	Caa3	5,126,043
3,461	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	3,046,960
1,555	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	3.295%	5/25/35	Ca	1,238,638
2,129	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	1,743,260
3,500	Residential Asset Mortgage Products Inc. Asset-Backed Pass-Through Certificates, Series 2005-RS7	0.697%	7/25/35	A	3,221,939
7,295	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2	0.487%	2/25/36	B2	6,338,697
2,010	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2006-SA2	3.729%	8/25/36	D	1,760,482
1,542	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2006-SA3	3.827%	9/25/36	D	1,277,792
2,493	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2006-S1	5.750%	1/25/36	Caa3	2,033,590
2,569	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2007-SA2	3.116%	4/25/37	Caa2	2,235,194
2,748	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2007-SA2	3.116%	4/25/37	Caa2	2,390,777
2,571	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2007-SA3	3.843%	7/27/37	D	2,092,897
4,643	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.512%	2/20/47	CC	4,024,397
355	Sierra Receivables Funding Company, Series 2011-1A	6.190%	4/20/26	BB	357,445
953	Soundview Home Equity Loan Trust 2004-WMC1 M1	0.947%	1/25/35	B1	853,410

5,063	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1	0.387%	7/25/37	CCC	3,674,468
9,550	Structured Agency Credit Risk Debt Notes, Series 2013-DN2	4.447%	11/25/23	N/R	9,544,985
250	Structured Agency Credit Risk Debt Notes, Series 2014-DN2	3.797%	4/25/24	N/R	234,773
1,360	Structured Agency Credit Risk Debt Notes, Series 2015-DNA1	9.397%	10/25/27	N/R	1,577,401
4,360	Structured Agency Credit Risk Debt Notes, Series 2015-DNA2	7.747%	12/25/27	N/R	4,292,026
3,655	Structured Agency Credit Risk Debt Notes, Series 2015-HQ2	8.147%	5/25/25	N/R	3,668,670

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$4,357	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.661%	2/25/37	D	$3,741,182
2,806	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-2	2.681%	4/25/37	D	2,350,217

596	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-4	3.020%	10/25/37	Caa1	528,009
1,645	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-4	3.153%	10/25/37	Caa1	1,513,444
2,315	Voya CLO Limited, Series 2012-3AR	4.271%	10/15/22	BBB	2,313,636
4,200	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.413%	12/15/43	B3	4,237,414
1,366	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.671%	4/15/47	CCC	1,329,500
3,650	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.660%	4/15/47	B1	3,715,576
3,825	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.281%	10/15/44	BB	3,595,286
1,742	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.025%	11/25/36	D	1,540,464
3,458	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17	1.018%	12/25/46	Caa3	2,684,864
2,471	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	1.793%	1/25/37	D	2,096,588
1,534	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6	2.239%	6/25/37	D	1,337,776
2,325	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	Ca	1,831,414
2,823	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR7	1.202%	7/25/46	Caa3	2,289,578
5,314	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.029%	12/25/36	D	4,636,143
3,839	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.027%	12/25/36	D	3,388,530
1,224	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA1	6.000%	3/25/37	Caa3	1,108,439
2,857	Wells Fargo Alternative Loan Trust, Mortgage Asset–Backed Pass-Through Certificates, Series 2007-PA6	2.722%	12/28/37	D	2,463,117
685	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NXS1	4.105%	5/15/48	BBB–	576,610
4,043	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1	2.745%	12/28/37	Caa3	3,735,519
434	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR17	2.732%	10/25/36	D	411,574
2,542	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	2.777%	11/25/37	Caa2	2,237,706
1,637	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR8	2.599%	4/25/36	CC	1,585,287
3,596	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR10	2.614%	7/25/36	D	3,380,533
236	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR12	2.751%	9/25/36	Caa1	220,971
512	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR12	2.735%	9/25/36	Caa2	481,900
2,430	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20	3.986%	5/15/47	N/R	2,059,177
$715,499	Total Long-Term Investments (cost $514,591,499)				530,739,396

Nuveen Investments	5

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.7% (4.2% of Total Investments)

	REPURCHASE AGREEMENTS – 5.7%

$23,222	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $23,222,009, collateralized by $23,780,000 U.S. Treasury Notes, 1.750%, due 5/15/23, value $23,690,825	0.000%	10/01/15	$23,222,009
	Total Short-Term Investments (cost $23,222,009)			23,222,009
	Total Investments (cost $537,813,508) – 136.6%			553,961,405
	Borrowings – (36.3)% (3), (4)			(147,200,000)
	Other Assets Less Liabilities – (0.3)% (5)			(1,207,538)
	Net Assets – 100%			$405,553,867

Investments in Derivatives as of September 30, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Note	Short	(30)	12/15	$(3,615,469)	$938	$(26,337)
U.S. 10-Year Treasury Note	Short	(24)	12/15	(3,089,625)	1,875	(33,418)
				$(6,705,094)	$2,813	$(59,755)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$—	$530,739,396	$—	$530,739,396
Short-Term Investments:
Repurchase Agreements	—	23,222,009	—	23,222,009
Investments in Derivatives:
Futures Contracts*	(59,755)	—	—	(59,755)
Total	$(59,755)	$553,961,405	$—	$553,901,650
*	Represents net unrealized appreciation (depreciation).

6	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion on investments, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $517,339,091.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$46,477,154
Depreciation	(9,854,840)
Net unrealized appreciation (depreciation) of investments	$36,622,314

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Borrowings as a percentage of Total Investments is 26.6%.

(4)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(I/O)	Interest only security.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	7

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015